Jennison Growth Portfolio Expense Example - Jennison Growth Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	767
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,065
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 947